Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
38624096	XXX	XXX	XXX		XXX	$XXX	CA	4/XX/2012	3/XX/2012	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.						-
38638671	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2013	10/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-
38768640	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2013	2/XX/2013	Investment	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
38738637	XXX	XXX	XXX		XXX	$XXX	CA	5/XX/2000	4/XX/2000	Investment	Purchase		1	A	A	A	A																	1	A	A	A	A							-
38664336	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2013	10/XX/2013	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
38704622	XXX	XXX	XXX		XXX	$XXX	CA	8/XX/2013	7/XX/2013	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
38715905	XXX	XXX	XXX		XXX	$XXX	CA	4/XX/2013	1/XX/2013	Second Home	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Inaccurate: Unable to determine if the Discounted Introductory Rate Term matches the Note Rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Unable to determine if the Adjusted Rate matches the fully indexed rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Unable to determine if the Discounted Introductory Rate matches the ARM Adjustment Term on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Unable to determine if the Discounted Introductory Rate adjustment month matches the adjustment date on the loan due to missing information.
																																													-
38620688	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2014	12/XX/2013	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided										2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013. The source for this date is Initial disclosures. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-
38713950	XXX	XXX	XXX		XXX	$XXX	CA	4/XX/2013	3/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													-
38668985	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2012	9/XX/2012	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													-
38757446	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2012	10/XX/2012	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
38663109	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2013	11/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
38758974	XXX	XXX	XXX		XXX	$XXX	CA	5/XX/1999	4/XX/1999	Primary	Purchase		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																								Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Received only page 1 and a HUD addendum, need page 2 of HUD to complete testing.
SELLER - GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48
REVIEWER - GENERAL COMMENT (2023/XX/18): Unclear what specific document the seller is referring to, however SAMC does not accept escrow instructions or other similar documentation in lieu of a complete, fully executed HUD-1. Exception remains.
																																										GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48		No	TNR Testing Not Required
38679226	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2008	5/XX/2008	UTD	UTD UTD		3	D	D	D	D						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.										3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												UTD	Indeterminable
38694524	XXX	XXX	XXX		XXX	$XXX	CA	4/XX/2013	2/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													-
38644935	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/1996	10/XX/1996	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
38641135	XXX	XXX	XXX		XXX	$XXX	WA	2/XX/2009	2/XX/2009	Investment	Refinance UTD		3	D	D	D	D						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																												No	TNR Testing Not Required
38677364	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2013	1/XX/2013	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
38702873	XXX	XXX	XXX		XXX	$XXX	OR	5/XX/2017	4/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure documentation in file; however, it is not dated to determine if it was delivered to borrower within 3 business days of application.
Federal Compliance - CHARM Booklet Disclosure Status: Missing Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower in loan file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)
																																													-
38642819	XXX	XXX	XXX		XXX	$XXX	CA	8/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1120S (2014), 1120S (2015), K-1 (2014), K-1 (2015) [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Per the transcripts in file, borrower receive 1120S/1065 income for 2014 and 2015; however no supporting documents were provided. Hazard Insurance overage amount is insufficient in the amount of $XXX. Provide increased coverage or RCE. Missing the mortgage statement and HOI policy for the REO on XXX Street.										2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure is located in loan in file; howver, it is not dated to determine it was provided within 3 business days of application. Federal Compliance - CHARM Booklet Disclosure Status: Required CHARM Booklet Disclosure document which is missing from the file. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued on 8/XX/2016 was not signed by the borrower. There is no evidence the borrower received the CD 3 business days prior to closing.					-
38642416	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2016	7/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure was provided in file; however, it is not dated to determine that it was provided within 3 business days of application.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not contain evidence appraisal was delivered to borrower at least 3 business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial 1003 is missing.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Per NMLS, Loan Originator's license was issued in the state of California on 3/XX/2018 and subject loan application date was 07/XX/2016 and closing date was 11/XX/2016.  Loan Originator not NMLS licensed or registered at time of application.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient Cure Provided At Closing
																																									REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application. REVIEWER - CURED COMMENT (2023/XX/24): Sufficient Cure Provided At Closing				-
38629395	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/12/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/12/XX/2018)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail due to missing the income documents.
Federal Compliance - Sole Proprietorship Income Documentation Test: Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Application 1003 is missing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Provided date is 12/XX/2018 while Application date is 11/XX/2018
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: The post-closing closing disclosure dated 1/XX/19 reflects escrows and the final closing disclosure dated 12/XX/18 reflects no escrows.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: The post-closing closing disclosure dated 1/XX/19 reflects escrows and the final closing disclosure dated 12/XX/18 reflects no escrows.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: Loan Estimate not provided

REVIEWER - GENERAL COMMENT (2023/XX/13): EXCEPTION HISTORY - Exception Detail was updated on 06/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
REVIEWER - GENERAL COMMENT (2023/XX/13): The tax returns provided for 2016 and 2017 are not signed at dated.
SELLER - GENERAL COMMENT (2023/XX/18): Agree.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/13): The tax returns provided for 2016 and 2017 are not signed at dated.
SELLER - GENERAL COMMENT (2023/XX/18): Agree with error cite & that tax returns are not signed.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.
REVIEWER - GENERAL COMMENT (2023/XX/13): The file is still missing a signed and dated initial 1003.
																																										GENERAL COMMENT (2023/XX/18): Agree. GENERAL COMMENT (2023/XX/18): Agree with error cite & that tax returns are not signed.			TILA ATR/QM
38645756	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2015	3/XX/2015	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 40.52801% exceeds Guideline housing ratio of 38.00000%.	Guidelines state that loans with a housing ratio of greater than 38% require an exception which was not provided in the file.										2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 06/XX/2015, GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 04/XX/2015 from GFE dated 03/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 05/XX/2015
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided in file.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																																													-
38710271	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2015	6/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 39.64661% exceeds Guideline housing ratio of 38.00000%. [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Guidelines state that loan with an LTV less and or equal to 90% can exceed the 38% housing ratio at the UW discretion as long as it does not exceed 44% and which point an exception would be required. Ratio of 39.64661% meets requirements. LOX in file from borrower states they have been paying the mortgage through their joint bank account for 15 months and prior to this they were making payment to their parents. Unable to verify payments with statement provided and a VOM was not located in the file.										2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 09/XX/2015 Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 06/XX/2015 Changed Circumstance not provided for GFE dated 09/XX/2015 from GFE dated 08/XX/2015 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance missing in file Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
38637541	XXX	XXX	XXX		XXX	$XXX	CA	7/XX/2016	7/XX/2016	Investment	Purchase	N/A	1	A	A	A	A
[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX
[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/XX/2016
Disaster End Date: 11/XX/2020
Disaster Name: XXX
Disaster Declaration Date: 10/XX/2020
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 48.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2014), W-2 (2015)
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), 1099-SSA (2014), 1099-SSA (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2015), W-2 (2016)
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Lease Agreement, Tax Verification
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.

Both accounts exceeds the 90 age of document reflected in the lender guidelines.
File is missing sufficient asset documentation to cover funds to close and required extensive reserves due to properties owned.
File is missing sufficient assets, all income documents for all borrowers, REO supporting documentation.
Borrower's are missing sufficient asset documentation to cover funds to close.
Post Disaster Inspection (PDI) document is missing.
Borrower has insufficient assets to cover funds to close and extended reserves required.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ:
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, NV
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property address XXX, AZ
Insurance Verification, Statement, Tax Verification document missing for property address XXX, CA

REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement, Tax Verification
																																		1	A	A	A	A							-
38771479	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2020	5/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/06/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was not provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 06/XX/2020, page (5) missing Lender contact name.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
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38680819	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2015	7/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2020 declared end date.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file. Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided. Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = -$XXX Lender to provide corrected CD and copy of letter sent to borrower explaining changes.					-
38646013	XXX	XXX	XXX		XXX	$XXX	CA	5/XX/2016	3/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2016 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet, P&L Statement	File is missing the most recent YTD quarterly P&L Statement (if 1120 > 90 days old at application); and Balance Sheet (if 1120 > 90 days old) .	SELLER - GENERAL COMMENT (2023/XX/18): No P&L / Balance sheet provided REVIEWER - GENERAL COMMENT (2023/XX/21): Require P & L. Exception remains. SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception REVIEWER - GENERAL COMMENT (2023/XX/27): Unable to clear. Per lender guides, a P&L/Balance sheet would be required for 2015 and year to date 2016.									2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7525)
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was re designated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		GENERAL COMMENT (2023/XX/18): No P&L / Balance sheet provided GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception			-
38703986	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2015	3/XX/2015	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: AUS not provided	Missing mortgage statement, tax certificate, HOA verification, and HOI verification for Unit XXX. Zippy findings provided in file.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 document is missing.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
38653542	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, FL HOA Verification	Missing complete appraisal with interior and exterior photos. We need replacement cost estimator or letter of explanation in file Missing HOA document for property XXX										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial LEnder 1003 is missing Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account document is missing	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
38757500	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2019	5/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
																																								Federal Compliance - ARM Disclosure Timing Test: The ARM disclosure in loan file is provided at closing. The file was missing a copy of executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date. Federal Compliance - CHARM Booklet Disclosure Status: The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023/XX/24): Sufficient Cure Provided At Closing				-
38633331	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2019	9/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 7.65 is less than Guideline PITIA months reserves of 18.00. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Minimum reserves required are 18 months. Account s used and provided are IRA #XXX at 60% used for reserves; Stock #XXX at 70% used for funds to close and reserves; business Account XXX used for funds to close; checking #XXX; and EMD of $XXX. HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
SELLER - GENERAL COMMENT (2023/XX/18): Disagree with findings. NO business assets used. Business assets are listed on asset workbook but marked "NO" in used column. The latest version of the Asset Workbook is dated 11/XX/2019 by XXX. The total verified assets using 70% of stock & 60% of IRA is $XXX. Post close reserves are $XXX.  Reserve requirment is 18 months PITI on subject at $XXX per month and 2 months on departing residence at $XXX per month for a total of $XXX. Also see latest version of 1008 showing 27 months PITI reserves
REVIEWER - GENERAL COMMENT (2023/XX/21): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 9.36 is less than Guideline PITIA months reserves of 18.00.
REVIEWER - GENERAL COMMENT (2023/XX/21): Verified funds using the accounts indicated in the rebuttal are IRA at 60%: $XXX, stocks at 70%: $XXX, personal checking of $XXX and earnest money of $XXX.which are not sufficient to cover closing and the required reserves.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.
SELLER - GENERAL COMMENT (2023/XX/25): Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).
REVIEWER - GENERAL COMMENT (2023/XX/27): Total assets provided/used are $XXX, however funds to close equal $XXX leaving $XXX for reserves which is insufficient to cover the required reserves.
REVIEWER - GENERAL COMMENT (2023/XX/16): EXCEPTION HISTORY - Exception Explanation was updated on 10/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 13.34 is less than Guideline PITIA months reserves of 18.00.
																																		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ARM Disclosure Timing Test: Missing the initial, signed disclosure.
Federal Compliance - CHARM Booklet Disclosure Timing: Arm disclosure and CHARM booklet signed at closing. Missing the initial.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender changed loan designation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the borrower receipt of the appraisal was missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.
GENERAL COMMENT (2023/XX/18): Disagree with findings. NO business assets used. Business assets are listed on asset workbook but marked "NO" in used column. The latest version of the Asset Workbook is dated 11/XX/2019 by XXX. The total verified assets using 70% of stock & 60% of IRA is $XXX. Post close reserves are $XXX.  Reserve requirment is 18 months PITI on subject at $XXX per month and 2 months on departing residence at $XXX per month for a total of $XXX. Also see latest version of 1008 showing 27 months PITI reserves

GENERAL COMMENT (2023/XX/25): Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).
																																													-
38648294	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 - Schedule C (2016)	File is missing 2016 Schedule C for Co-Borrower.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)

Federal Compliance - ARM Disclosure Timing Test: Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.
Federal Compliance - CHARM Booklet Disclosure Timing: Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Loan file contains the one page acknowledgment from Borrowers; however, the actual list containing the required 10 counseling agencies was not provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: File is missing income verification for B2 - 1065 XXX Third Party verification and Schedule C for year 2016.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure Issue Date 2017/XX/26 which is not provided at least three (3) business days prior to closing.
																																													-
38661927	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX								[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	Enter as per Appraisal / Valuation document.		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 11/XX/2018 are underdisclosed. (Final/11/XX/2018)
																																								Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure does not disclose a document date or received date. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Missing Initial Escrow Account Disclosure provided to Borrower.					-
38629853	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2019	2/XX/2019	Second Home	Purchase	Non QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2019
Disaster End Date: 11/XX/2020
Disaster Name: XXX
Disaster Declaration Date: 10/XX/2020
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance Verification, Tax Verification
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.00000%.
																								The file is missing a copy of the E-sign Consent Agreement. The property is located in FEMA Disaster Area. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date. The file is missing a copy of the Flood Certificate. Missing evidence of Taxes and Insurance for REO XXX, FL Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.000	SELLER - GENERAL COMMENT (2023/XX/18): Dispute: XXX tax from prop prof 12,247. Concur: No evidence of ins on XXX or Tax/Ins on XXX. REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Tax and Insurance verification for XXX FL. Exception Remains. SELLER - GENERAL COMMENT (2023/XX/25): Agree with error REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains. REVIEWER - WAIVED COMMENT (2023/XX/14): comp factors used to waive exception									2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was restated to Non Qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the fully executed initial application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.
																																									REVIEWER - CLEARED COMMENT (2023/XX/28): DTI reduced Qualification method. REVIEWER - RE-OPEN COMMENT (2023/XX/14): re opened REVIEWER - CLEARED COMMENT (2023/XX/14): Loan has been re designated to Non qm REVIEWER - RE-OPEN COMMENT (2023/XX/14): Re open REVIEWER - WAIVED COMMENT (2023/XX/14): comp factors used to waive exception	GENERAL COMMENT (2023/XX/18): Dispute: XXX tax from prop prof 12,247. Concur: No evidence of ins on XXX or Tax/Ins on XXX. GENERAL COMMENT (2023/XX/25): Agree with error	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-
38641230	XXX	XXX	XXX		XXX	$XXX	CA	5/XX/2015	4/XX/2015	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 05/XX/2015 Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was re designated to non qm Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure to Borrower is within 3 business days of the application. Federal Compliance - Self-Employed Tax Return Recency - ATR: 2014 Tax Returns or proof of extension and balance sheet needed for XXX.					-
38607692	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2015	7/XX/2015	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2015	Missing in file Condominium Warrantable.										2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Missing in file HUD Settlement Cost Booklet. Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Final Truth in Lending (TIL) shows Maximum during Frist Five Year date as 11/XX/2015 whereas Note date is 9/XX/2015.					-
38700916	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2018	3/XX/2018	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement	Hazard Insurance Coverage Amount is insufficient. Mortgage statement is missing.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2018, prior to three (3) business days from transaction date of 06/XX/2018.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due to documentation (Most recent year 1040 is not reflecting in file.)
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Most recent year 1040 is not reflecting in file.
Federal Compliance - S-Corp Income Documentation Test: Self-employed income documentation not sufficient (S-Corp).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Final Closing Disclosure is signed by the borrower and co-borrower but not dated.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Final Closing Disclosure is signed by the borrower and co-borrower but not dated.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. No Valid COC in file.
																																													TILA ATR/QM
38612472	XXX	XXX	XXX		XXX	$XXX	CA	8/XX/2016	5/XX/2016	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 26,868.06 on Final Closing Disclosure provided on 08/XX/2016 are underdisclosed. (Final/08/XX/2016)

Federal Compliance - Check Loan Designation Match - QM: Failure due to missing income documentation
Federal Compliance - Partnership Income Documentation Test: File is missing a signed/dated year to date balance sheet for the most recent quarter
Federal Compliance - S-Corp Income Documentation Test: File is missing the 2014 K1 for this entity
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
																																													TILA ATR/QM
38609462	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2016	11/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Per lender guides, for an extended LTV of 80%, borrower must have a 740 fico which they do not have. Max LTV is 75% per lender guides. Purchase Contract is missing in file. Please provide.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																								Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file. Please provide. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement disclosure is missing in file.					-
38747487	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/06/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ARM Disclosure Timing Test: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - CHARM Booklet Disclosure Status: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Contact Information section of the final CD did not disclose the Lender's Contact.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX  Insufficient or no cure was provided.
																																													-
38765022	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2017	9/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 98.71876% exceeds Guideline combined loan to value percentage of 90.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 87.84762% exceeds Guideline loan to value percentage of 80.00000%.
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Tax Verification, Verification of Security Deposit
																								It appears the lender used the purchase price of the property versus the market value of the property which came in lower. It appears the lender used the purchase price of the property versus the market value of the property which came in lower. Note for 2nd mortgage is missing from the file. File is missing tax cert and the security deposit for the rent and evidence borrower deposited it into their bank account.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2017)
																																								Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing and evidence of borrower's receipt is missing. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal is missing. Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender Contact Information i not updated in final cd.					-
38646730	XXX	XXX	XXX		XXX	$XXX	CA	1/XX/2015	12/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance coverage of $XXX is insufficient to cover the loan amount of $XXX..										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014 from GFE dated 12/XX/2014
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

Federal Compliance - ARM Disclosure Timing Test: ARM disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: Adjustable Rate Mortgages, CHARM Booklet documents missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal is missing
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed cirumstance document is missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet is missing
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																													-
38749905	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2020	9/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX	E-sign Consent Agreement is missing in this loan file. Two months required per guidelines.							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2020			2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																													-
38734070	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.										1	A	A	A	A							-
38769235	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.69 is less than Guideline PITIA months reserves of 9.00.											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
38693232	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX Third Party Verification Paystubs, VVOE - Employment Only	Verbal Verification of Employment & Paystubs for XXX, Award Letter and Third Party Verification for XXX with Year 2017 Signed and Dated 1040- Schedule C are missing in the file.
REVIEWER - GENERAL COMMENT (2023/XX/13): EXCEPTION HISTORY - Exception Explanation was updated on 06/XX/2023 PRIOR Exception Explanation: 1040 - Schedule C (2017), K-1 (2016), Third Party Verification, W-2 (2017)
VVOE - Employment Only
REVIEWER - GENERAL COMMENT (2023/XX/13): Missing P&L and balance sheets for Sch C income, third party verification for S-Corp, and pay stubs and vvoe for wage income.
SELLER - GENERAL COMMENT (2023/XX/18): VVOE for XXX not required as this is pension income, not wages. Business license for Scorp in file. All 1040s/1120S's were signed as part of the closing package.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was re designated to non qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure Sign and Date Captured as 12/XX/2018 from Page 5.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																										GENERAL COMMENT (2023/XX/18): VVOE for XXX not required as this is pension income, not wages. Business license for Scorp in file. All 1040s/1120S's were signed as part of the closing package. GENERAL COMMENT (2023/XX/25): Agree with error			-
38663041	XXX	XXX	XXX		XXX	$XXX	CA	1/XX/2018	1/XX/2018	Investment	Purchase	N/A	2	B	B	B	B														[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018	Per, provided Appraisal documentation unable to determine if Appraiser's license or certification was active at the time of the appraisal.		2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-
38760165	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX XXX/Schedule F)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018)

Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - Farming Income Documentation Test: The file is missing signed and dated 1040 for year 2016 & 2017 and Third party verification for business, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The lease agreement, required for a QM loan, is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The file is missing signed and dated 1040 for year 2016 & 2017, causing the loan to waterfall through the QM Testing.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. A post closing disclosure was provided on 1/XX/19 and the number of payments calculated correctly, however, the finance charge stated amount is less than the Final CD dated 12/XX/18.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
SELLER - GENERAL COMMENT (2023/XX/18): Unable to find an issue to change status from QM to non-QM
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Unable to locate signed 1040's, however IRS tax transcripts are in file which validate 1040 figures in lieu of signnatures which for some time was acceptable via guidelines as it confirms the returns provided are true and correct.  Schedule F entity was used with loss and liabilities only, no income was considered.  The total loss less depreciation expense with no consideration of the income was used as a loss against income.  Verification of the business which appears to be a hobby venture, would not change this calculation or affect QM qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Lease agreement is in file under label (Lease Agreement (Rent_Lease_Agrment|Lease Agrmts for Subject Property))  Lease is the extension from the original XXX lease fom 3/XX/2008 that confirms an extension of 5 years from 11/XX/2018 through 10/XX/2023 with an increase to $XXX per acre for the XXXXXXXX property which supports the income reported on the 1040's which is half the ranch income with the other half going to the Trust.  Documents attached.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): California DRE license in file for XXX as Broker with issue date of 9/XX/85 and good through 9/XX/19.  Documents attached.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent two years signed and dated personal tax returns.
REVIEWER - GENERAL COMMENT (2023/XX/01): The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.
REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/XX/XX/2018)

GENERAL COMMENT (2023/XX/18): Unable to find an issue to change status from QM to non-QM

GENERAL COMMENT (2023/XX/18): California DRE license in file for XXX as Broker with issue date of 9/XX/85 and good through 9/XX/19.  Documents attached.

GENERAL COMMENT (2023/XX/18): Lease agreement is in file under label (Lease Agreement (Rent_Lease_Agrment|Lease Agrmts for Subject Property))  Lease is the extension from the original XXX lease fom 3/XX/2008 that confirms an extension of 5 years from 11/XX/2018 through 10/XX/2023 with an increase to $XXX per acre for the XXXXXXXX property which supports the income reported on the 1040's which is half the ranch income with the other half going to the Trust.  Documents attached.

GENERAL COMMENT (2023/XX/18): Unable to locate signed 1040's, however IRS tax transcripts are in file which validate 1040 figures in lieu of signnatures which for some time was acceptable via guidelines as it confirms the returns provided are true and correct.  Schedule F entity was used with loss and liabilities only, no income was considered.  The total loss less depreciation expense with no consideration of the income was used as a loss against income.  Verification of the business which appears to be a hobby venture, would not change this calculation or affect QM qualifying.
																																													TILA ATR/QM
38707427	XXX	XXX	XXX		XXX	$XXX	CA	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2009	Missing Verification of Employment for borrower XXX.
REVIEWER - GENERAL COMMENT (2023/XX/02): WVOE provided is dated 04/XX/2014 and the note date is 05/XX/2014. Condition remains for missing VVOE dated within 10 business days of the note date.
SELLER - GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)
REVIEWER - GENERAL COMMENT (2023/XX/22): VOE in file is dated 04/XX/2014. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																		2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet Disclosure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to NonQM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: As per Appraisal acknowledgement document signed on closing borrower did not select any option.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Initial 1003.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Missing HUD Settlement Cost Booklet..
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Final TIL first five years escrow payment amount of $XXX is less than calculated payment amount of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Final TIL first five years total payment amount of $XXX is less than calculated payment amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : The "Maximum Ever" amount $XXX of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: The "Maximum Ever" total payment amount of (PITI) in the amount of $XXXon the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The amount of taxes and insurance, including any mortgage insurance in the amount of $XXX on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Total payment amount of $XXX(PITI) on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.

GENERAL COMMENT (2023/XX/18): Funding docs indicate a PITI of $XXX, 1008 reflects sufficient 12 months reserves for the expanded DTI

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)

GENERAL COMMENT (2023/XX/05): Unable to find all docs in Default cabinet to validate final assets/reserves (some are still missing from transfer).

GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
																																													-
38708161	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2020	1/XX/2020	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)

Federal Compliance - Check Loan Designation Match - QM: Borrower and Co-Borrower is receiving Pension however award letter is missing from the file.
Federal Compliance - Retirement Documentation: Co-Borrower is receiving Pension however award letter is missing from the file.
Federal Compliance - Retirement Documentation: Borrower is receiving Pension however award letter is missing from the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal was not provided to the borrower within 3 business days prior to the note date.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Required Initial 1003 document which is missing from the file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Required Initial Escrow account disclosure document.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge $XXX but calculated Finance Charge of $XXX.  Variance = -$XXX.
																																													TILA ATR/QM
38640848	XXX	XXX	XXX		XXX	$XXX	CA	1/XX/2018	12/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: 07/XX/2023 Disaster Name: XXX Disaster Declaration Date: 04/XX/2023 [3] Income Documentation - Income documentation requirements not met.	File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
SELLER - GENERAL COMMENT (2023/XX/18): loan closed in January 2018.
REVIEWER - GENERAL COMMENT (2023/XX/21): Post dated disaster inspection is required for loans in designated disaster area. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Only the third party verification was provided. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)
REVIEWER - GENERAL COMMENT (2023/XX/22): Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/05): Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.
REVIEWER - GENERAL COMMENT (2023/XX/07): Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Redesignated to NonQM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not signed by the borrower.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																									REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
GENERAL COMMENT (2023/XX/18): loan closed in January 2018.

GENERAL COMMENT (2023/XX/18): tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

GENERAL COMMENT (2023/XX/05): Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.

GENERAL COMMENT (2023/XX/25): Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.
																																													-
38680725	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2018	10/XX/2018	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	E-sign Consent Agreement is missing. File does not contain documentation to verify if condo was deemed warrantable.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)

Federal Compliance - Check Loan Designation Match - QM: As per credit guidelines loan designation is Safe Harbor QM.
Federal Compliance - S-Corp Income Documentation Test: The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Self-Employed Tax Return Recency: The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				TILA ATR/QM
38637758	XXX	XXX	XXX		XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX [3] Asset Documentation - Asset documentation requirements not met. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Large deposits were not sourced and/or letter of explanation was not provided.	An updated consecutive (04/2017) statement for both accounts would be required to meet reserve requirements and lender guides. 2 of the accounts required and used by lender exceeds the 90 day age of document per lender guides. The source of the large deposit into the XXX account in the amount of 20,054.79 was not provided in the loan file.
BUYER - GENERAL COMMENT (2023/XX/12): ATR Related
REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided, exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Only current statement was provided for XXX. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Unable to locate the source of the $XXX deposit
REVIEWER - GENERAL COMMENT (2023/XX/22): Provide Source of Funds/Deposit into XXX account ending XXX for $XXX dated 06/XX/2017. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)

Federal Compliance - Check Loan Designation Match - ATR Risk: Failure due to age of document for asset documentation.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Failure due to age of docs for assets. Required to cover reserve requirements.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Asset accounts used by lender and required to meet reserves exceeds the 90 day age of documentation requirement per lender guides.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance.  Final Closing Disclosure does not disclose a Lender cure credit.

SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/18): Unable to locate the source of the $XXX deposit

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.
																																													TILA ATR/QM
38675007	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.					-
38754207	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2018	1/XX/2018	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2018
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 53.84392% exceeds Guideline total debt ratio of 43.00000%.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, TX Insurance Verification
																								File does not contain documentation from lender/seller confirming the condo is warrantable Calculated investor qualifying total debt ratio of 53.90067% exceeds Guideline total debt ratio of 43.00000%. Fraud Report is missing Fraud report is missing Insurance verification is missing.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-
38617392	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2016	2/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2016
Disaster End Date: 11/XX/2020
Disaster Name: XXX
Disaster Declaration Date: 10/XX/2020
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 47.17828% exceeds Guideline total debt ratio of 43.00000%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.
																								E-sign Consent document in the file is missing Loan file is missing a post-disaster inspection report. Loan file is missing a post-disaster inspection report. DTI difference due to a slight difference in rental income calculation. Rental income for review calculated via a 2 yr average from tax returns. DTI difference due to a slight difference in rental income calculation. Rental income for review calculated via a 2 yr average from tax returns.
BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property
REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector unable to access to determine condition of property.  Finding remains open.
BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property
REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector unable to access to determine condition of property.  Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 44.85430% exceeds Guideline total debt ratio of 43.00000%.
REVIEWER - GENERAL COMMENT (2023/XX/07): Lender is using a much higher rental income amount. Based on the 2 year tax returns, the maximum rental income supported is $XXX/month.
REVIEWER - GENERAL COMMENT (2023/XX/14): EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 44.49460% exceeds Guideline total debt ratio of 43.00000%.
REVIEWER - RE-GRADED COMMENT (2023/XX/14): Comp factors used to waive exception
REVIEWER - WAIVED COMMENT (2023/XX/14): Comp factors used to waive exception
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
SELLER - GENERAL COMMENT (2023/XX/18): The final DTI per the final 1008 is 42.904% which consist of $XXX PITIA against the calculated income of $XXX.
REVIEWER - GENERAL COMMENT (2023/XX/22): Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Lender is using a much higher rental income amount. Based on the 2 year tax returns, the maximum rental income supported is $XXX/month.
REVIEWER - WAIVED COMMENT (2023/XX/14): Comp factors used to waive exception
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
																																		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.85430% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The loan has been re designated to Non Qm
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI difference due to a slight difference in rental income calculation.  Rental income for review calculated via a 2 yr average from tax returns.
Application / Processing - Missing Document: Missing Lender's Initial 1003: initial 1003 lender document is missing in the file
Federal Compliance - TRID Lender Credit Tolerance Violation: The Lender Credit was reduced to $XXX on the 5/XX/2016 Closing Disclosure.  The file did not contain a valid Change of Circumstance or evidence of a tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report fee  was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance. The Post Close Closing Disclosure captured the -$XXX in Lender Credits on CD dated 3/XX/17 which cures this fee; however, the cure was not sufficient to cure all of the tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee for Discount Points was increased on the 6/XX/2016 Closing Disclosure.  The file did not contain a valid Change of Circumstance or evidence of a tolerance cure.

REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.
REVIEWER - CLEARED COMMENT (2023/XX/22): Cleared as exception was updated due to increased DTI.  An additional exception was added with corrected information.
REVIEWER - RE-OPEN COMMENT (2023/XX/14): reopened
REVIEWER - WAIVED COMMENT (2023/XX/14): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.
REVIEWER - GENERAL COMMENT (2023/XX/07): The application provided is not dated or signed. The application date was not located on the document.
																																										GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/18): The final DTI per the final 1008 is 42.904% which consist of $XXX PITIA against the calculated income of $XXX. GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception GENERAL COMMENT (2023/XX/25): Agree with error	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
38666272	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2015	6/XX/2015	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Credit Documentation - Missing Document: Occupancy Certificate not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1992	The Approval document was not provided. Missing Flood Certificate. Occupancy Certificate was not provided. Missing borrower(s) Verification of employment within 10 days of the Note.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Initial Loan Application. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: "Right to Receive a Copy" appraisal disclosure was not provided to borrower(s) within three (3) business days of application.					-
38691776	XXX	XXX	XXX		XXX	$XXX	WA	1/XX/2017	12/XX/2016	Investment	Purchase	N/A	2	B	B	B	B
[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2009

Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.
Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.
Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.
For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.
Third party verification within 10 business days prior to the Note date for both borrowers was not provided in the loan file.
This file was missing a copy of VVOE.  Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.
																																		2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-
38763225	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
																																								Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence the appraisal was provided to the borrower at closing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $XXX was provided at closing.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - CURED COMMENT (2023/XX/29): Sufficient Cure Provided At Closing				-
38758992	XXX	XXX	XXX		XXX	$XXX	CA	7/XX/2018	6/XX/2018	Primary	Purchase	ATR Fail	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Net Proceeds from Sale of property/Equity On Sold Property)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 33,813.15 on Final Closing Disclosure provided on 07/XX/2018 are underdisclosed. (Final/07/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)

Federal Compliance - Check Loan Designation Match - ATR: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail due borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
Federal Compliance - CHARM Booklet Disclosure Status: The file is missing copy of CHARM Booklet.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Document Preparation Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.

REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Trailing documents submitted and nothing new related to asset issue provided.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Only proided EST Hud for sale of departure residence dated 7/XX/2018 and verf refund to borrowers of $XXX . No final settlement statement provided in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.

GENERAL COMMENT (2023/XX/18): Only proided EST Hud for sale of departure residence dated 7/XX/2018 and verf refund to borrowers of $XXX . No final settlement statement provided in file.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																													TILA ATR/QM
38658196	XXX	XXX	XXX		XXX	$XXX	CA	8/XX/2015	5/XX/2015	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification	Hazard Insurance coverage amount in the amount of $XXX is insufficient which includes replacement coverage of $XXX plus extended coverage of $XXX.There is a shortfall of $XXX Hazard insurance is missing										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2015)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. Due to Notice of Special Flood Hazard Disclosure date of 08/XX/2015.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Not provided
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Missing RESPA Servicing Disclosure
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date.
																																													-
38727016	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2017	5/XX/2017	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification [3] Income Documentation - The verification of employment does not meet the guideline requirements.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2005	Missing Third party verification of employment dated within 21 days of note date, and signed and dated tax returns for 2015 and 2014. Missing Third party verification of employment and signed and dated tax returns for 2015 and 2014.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.
REVIEWER - GENERAL COMMENT (2023/XX/07): Lender is unable to locate the required documentation. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR: The file is missing income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Third party verification of employment is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: The file is missing the most recent tax transcripts and/or signed, dated 1040 returns, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation

REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR Related
REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed all trailing documents. The signed/dated tax returns and third party verification for the borrower's self employment business dated within the guideline timeframe remain missing from the file.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 2014/2015 e-signed 1040s in file (8879). 2016 1040s on extension (forms 4868 in file. 3rd party verification on business missing from file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.
REVIEWER - GENERAL COMMENT (2023/XX/07): Lender is unable to locate the required documentation. Condition remains.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/18): 2014/2015 e-signed 1040s in file (8879). 2016 1040s on extension (forms 4868 in file. 3rd party verification on business missing from file.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.

GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																													TILA ATR/QM
38623451	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2017	11/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on Adjustable Rate Mortgages was provided on 12/XX/2017, not within 3 days of application date 11/XX/2017.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Without Waiver document is missing in the file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
																																													-
38757233	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet Disclosure
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: As per guideline select Qualifying Method of "Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment".
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender initial signed/dated 1003 is missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Missing  Initial Escrow Account Disclosure
																																													-
38724020	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2020	10/XX/2020	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Approval not provided [2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020	Approval document was not received										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - ARM Disclosure Timing Test: Signed/dated ARM disclosure was received within 3 days of application date
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of borrower's receipt of the appraisal was not included in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
38608676	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2017	8/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2017). (Final/10/XX/2017)
																																								Federal Compliance - CHARM Booklet Disclosure Status: Charm Booklet not located in file. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Document was not located in file. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure dated 10/XX/2017 in file signed and dated by Borrowers reflect Finance Charge of $XXX. D0343 Closing Disclosure dated 10/XX/2017 reflects a Finance Charge of $XXX					-
38738289	XXX	XXX	XXX		XXX	$XXX	CA	3/XX/2019	1/XX/2019	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 86.46261% exceeds Guideline total debt ratio of 45.00000%.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2007
																								The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%. Fraud report is missing Fraud Report is missing
BUYER - GENERAL COMMENT (2023/XX/12): ATR exceptions
REVIEWER - GENERAL COMMENT (2023/XX/13): Received and updated income documentation. .Final 1003 and 1008 for Borrower shows Base Income of $XXX and Other Schedule E-K-1 Income of $XXX. Worksheet provided shows income of $XXX. Provide worksheet and additional income documentation to support all income as used for the Borrower on the Final 1003, and 1008. DTI exception Remains
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Income Calculation Worksheet in file (first one uploaded) - on page 1 shows W2 wages for B1 being used of $XXX W2 wages for B2 being used of $XXX and if you add those two amounts together $XXX + $XXX = those total the amount of $XXX that shows on 1008 under base income (it appears the UW put the combined amount under B1 however it is the total amount for B1 and B2 W2 income). This page also shows the Total Interest and Dividend Income used of $XXX which is the amount shown as Other Income for B2 on the 1008. This Income Calc Worksheet also shows the Partnership income used of $XXX for B1 which is the amount listed under Other Income for B1 on final 1008. Therefore this Income Calculation Worksheet matches all income used on the final 1008 which keeps the DTI at 36.163/40.072.
REVIEWER - GENERAL COMMENT (2023/XX/22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with DTI error: clarification is being provided to explain how income appears on the application. It is of note that Underwriter accidentally entered B2/XXX's wages into they LOS system under B1/XXX's wages as a system entry. Although the wage entry is listed for the wrong borrower, the aggregate income being used is correct for qualifying for the combined borrowers/sources: B1/XXX self-employment income of $XXX/mo using 2017 12 month average to be conservative (with 2018 financials and W2 showing an increase in income) plus B2/XXX's wages from XXX ($XXX/mo), wages from XXX ($XXX/mo) plus rental income of $XXX/mo = total income used for qualifying is $XXX/mo resulting in DTI less than 45% (closed at 40.072%). Provided underwriter income workbook, signed appication and final 1008 transmittal to support.
REVIEWER - GENERAL COMMENT (2023/XX/27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): XXX is in the XXX industry (XXX) and is paid by multiple employers which is typical for this industry. There are WVOE's in file and a VVOE 10 business days before note date would not be required for this type of employment as it is based on when the next tour would be.
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE would still be required for any position being used as qualifying income. Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 86.46261% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - General Ability To Repay Provision Investor Guidelines: Based on the loan failing one or more guideline components, the loan is at ATR risk.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019).
Federal Compliance - TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

GENERAL COMMENT (2023/XX/18): Income Calculation Worksheet in file (first one uploaded) - on page 1 shows W2 wages for B1 being used of $XXX W2 wages for B2 being used of $XXX and if you add those two amounts together $XXX + $XXX = those total the amount of $XXX that shows on 1008 under base income (it appears the UW put the combined amount under B1 however it is the total amount for B1 and B2 W2 income). This page also shows the Total Interest and Dividend Income used of $XXX which is the amount shown as Other Income for B2 on the 1008. This Income Calc Worksheet also shows the Partnership income used of $XXX for B1 which is the amount listed under Other Income for B1 on final 1008. Therefore this Income Calculation Worksheet matches all income used on the final 1008 which keeps the DTI at 36.163/40.072.

GENERAL COMMENT (2023/XX/18): XXX is in the XXX industry (XXX) and is paid by multiple employers which is typical for this industry. There are WVOE's in file and a VVOE 10 business days before note date would not be required for this type of employment as it is based on when the next tour would be.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Disagree with DTI error: clarification is being provided to explain how income appears on the application. It is of note that Underwriter accidentally entered B2/XXX's wages into they LOS system under B1/XXX's wages as a system entry. Although the wage entry is listed for the wrong borrower, the aggregate income being used is correct for qualifying for the combined borrowers/sources: B1/XXX self-employment income of $XXX/mo using 2017 12 month average to be conservative (with 2018 financials and W2 showing an increase in income) plus B2/XXX's wages from XXX ($XXX/mo), wages from XXX ($XXX/mo) plus rental income of $XXX/mo = total income used for qualifying is $XXX/mo resulting in DTI less than 45% (closed at 40.072%). Provided underwriter income workbook, signed appication and final 1008 transmittal to support.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																													TILA ATR/QM
38726634	XXX	XXX	XXX		XXX	$XXX	CA	4/XX/2018	3/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/04/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/04/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Updated Qualification Method of Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on 04/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 04/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure found in file.
																																													-
38644128	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2015	7/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Replacement cost estimator is not provided to cover the shortfall amount.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - ARM Disclosure Timing Test: The ARM Disclosure was supplied to Borrowers 8/XX/2015, more than three days from application date 7/XX/2015.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is not provided in file.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Missing verifications of start and end dates for Borrowers previous employment history.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure is not provided to the borrower within three (3) business days of application.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was sent to Borrower on 08/XX/2015 and the application date is 07/XX/2015.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The "Maximum First Five Years" date is is incorrect based on the Interest Only Calculations reflected on the Note.
																																													-
38650312	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																																								Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Acknowledgment date was 9/XX/2017 which is more than 3 days from Initial application date.					-
38616100	XXX	XXX	XXX		XXX	$XXX	CA	4/XX/2017	2/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: $XXX; Total Cash Out: $XXX; Refi Purpose: Rate/Term	E-sign Consent Agreement is missing in file As per 1008 refi purpose is rate/term but as per final CD cash to borrower is $XXX.										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal within 3 days of consummation not provided.					-
38681005	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2018	5/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Policy in file reflects Dwelling Coverage of $XXX plus 100% Replacement Cost Coverage $XXX (used 80% of the appraised value) leaving a Shortfall of $XXX.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure was not provided to the borrower within three (3) days of application, need proof when disclosure was mailed to borrower.
Federal Compliance - CHARM Booklet Disclosure Timing: CHARM Booklet is not provided to the borrower within three (3) days of application, need proof when disclosure was mailed to borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower was provided a copy of the appraisal within three (3) business days prior to consummation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure in file dated 06/XX/2018 is not signed, dated by borrowers and file is missing evidence when the borrowers received a copy of the closing disclosure. Therefore a received date is being calculated to 06/XX/2018.
																																													-
38679906	XXX	XXX	XXX		XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: ; Total Cash Out: $XXX; Refi Purpose: Rate/Term	Copy of e-sign agreement document is not available in file. Borrower received total cash out of $XXX, which is greater than the lessor of $XXX or 2% of the loan amount.							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017	442 was not provided.		2	B	B	B	B
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
																																								Federal Compliance - Self-Employed Tax Return Recency - ATR: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance exceeded.					-
38741290	XXX	XXX	XXX		XXX	$XXX	CA	8/XX/2019	7/XX/2019	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 52.60415% exceeds Guideline total debt ratio of 45.00000%.	Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.60415% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR Risk: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation due to DTI Discrepancy.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Loan has ATR failure due to DTI discrepancy.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.

SELLER - GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.

GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos

GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																													TILA ATR/QM
38697688	XXX	XXX	XXX		XXX	$XXX	CA	8/XX/2016	7/XX/2016	Second Home	Purchase	ATR Risk	3	C	C	C	C						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet, Business Return Transcripts (2014), Business Return Transcripts (2015), P&L Statement [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Tax Verification [3] Income Documentation - REO Documents are missing.	The file was missing a copy of the required documentation from lender/seller confirming the condo is warrantable. Loan file missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses. File missing a copy of required tax verification document for REO property XXX, CA.
SELLER - GENERAL COMMENT (2023/XX/18): 2013/2014 1120s/K1 provided for XXX as well as 2015 P&L / Balance sheet and YTD P&L / Balance Sheet. 2012 1120S not required. 2015 1120S on extension as 2015 P&L provided. Signed 4506T in file has box 6a checked which includes 1120S.
REVIEWER - GENERAL COMMENT (2023/XX/22): Still missing two years tax transcripts for all businesses as well as a YTD P&L Statement and Balance Sheet for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: 1120S (2012), 1120S (2015), 4506-T (for Business) (2013), 4506-T (for Business) (2014), 4506-T (for Business) (2015), Account Statements, Balance Sheet, K-1 (2012), K-1 (2014), K-1 (2015), P&L Statement
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing documents did not contain any new or sufficient documentation to address. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Still missing transcripts, a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)
REVIEWER - GENERAL COMMENT (2023/XX/22): A Property History Report for XXX was not located.
SELLER - GENERAL COMMENT (2023/XX/05): Provided Property Profile for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/06): Property detail report provided is for XXX. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided property profile for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/27): Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)
REVIEWER - GENERAL COMMENT (2023/XX/22): A Property History Report for XXX was not located.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): Received a property detail report for XXX, however the tax cert is missing for XXX. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)

Federal Compliance - Check Loan Designation Match - ATR Risk: Loan Designation discrepancy due to missing income documentation. See individual exceptions.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Guidelines Violation due to missing income documentation. The file is missing : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1; 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: There are guideline deficiencies due to missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2015 Business Tax Returns are required for XXX ./S-Corp.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2015 Business Tax Returns are required for  XXX, Inc./S-Corp.

SELLER - GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Loan is still at ATR risk due to missing a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided; exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing documents did not contain any new or sufficient documentation to address. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Loan is still at ATR risk due to missing documentation to verify Borrower's self-employment income.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Guideline required documentation to verify Borrower's self-employment income is still missing.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/06): This EV2 exception remains due to recency of the tax returns provided. Due diligence is unable to clear. The lender may, at their discretion, choose to waive this exception.

GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

GENERAL COMMENT (2023/XX/18): 2013/2014 1120s/K1 provided for XXX as well as 2015 P&L / Balance sheet and YTD P&L / Balance Sheet. 2012 1120S not required. 2015 1120S on extension as 2015 P&L provided. Signed 4506T in file has box 6a checked which includes 1120S.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Provided Property Profile for XXX.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Provided property profile for XXX.
																																													TILA ATR/QM
38628147	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2018	7/XX/2018	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	E-sign Consent Agreement is missing. Hazard Insurance Coverage Amount is insufficient.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2018)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018. (XXX XXX/C-Corp 1120)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7506)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet is not reflecting in file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consumption
Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent tax returns document is missing in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent tax returns document is missing in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent tax returns document is missing in file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
																																									REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided within 60 Days of Closing				-
38684909	XXX	XXX	XXX		XXX	$XXX	CA	2/XX/2018	5/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 4.11 is less than Guideline PITIA months reserves of 6.00. [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 02/XX/2018; Disbursement Date: 02/XX/2018; Note Date: 02/XX/2018; Transaction Date: 02/XX/2018	Borrower has insufficient asset documentation to support the funds to close and reserves. The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7568)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
																																													-
38705984	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
																																								Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure was provided to the borrower. Credit Report Fee. Fee Amount of $XXX.					-
38671996	XXX	XXX	XXX		XXX	$XXX	CA	7/XX/2017	6/XX/2017	Investment	Purchase	N/A	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX Disaster Declaration Date: 04/XX/2023 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 48.48675% exceeds Guideline total debt ratio of 43.00000%. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 04/XX/2023 declared end date. Lender qualified the loan only on the Note rate and not the Fully Amortized payment/rate as is required. Mortgage Statement is required to verify mortgage monthly payments.	BUYER - GENERAL COMMENT (2023/XX/31): Utilize updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									1	A	A	A	A							-
38682566	XXX	XXX	XXX		XXX	$XXX	CA	6/XX/2016	3/XX/2016	Investment	Purchase	N/A	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 57.77389% exceeds Guideline total debt ratio of 45.00000%. [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Qualifying total debt ratio of 57.77389% exceeds Guideline total debt ratio of 45.00000% loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-
38682392	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,710.32 on Final Closing Disclosure provided on 12/XX/2016 are underdisclosed. (Final/12/XX/2016)

Federal Compliance - ARM Disclosure Status Test: Evidence the disclosure was provided to the Borrower within three days of application is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Evidence the disclosure was provided to the Borrower within three days of application is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal at least 3 days prior to closing not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender to provide signed and dated initial 1003.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The calculated amount of estimated property costs over year 1 is $XXX.  The amount disclosed on page 4 of the final CD is $XXX.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
38713716	XXX	XXX	XXX		XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017	File does not contain documentation from Lender confirming the condo is warrantable.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 11/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/11/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/11/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/10/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - ARM Disclosure Timing Test: ARM Disclosire does not disclose a provide date or received date.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on 11/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan hence please provide revised cd
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 11/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan hence please provide valid change of circumstance or revised document  to cure this issue
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Initial Loan Estimate dated 10/XX/2017 signed by Borrower(s) on 10/XX/2017 after Initial Closing Disclosure dated 7/XX/2017.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated 11/XX/2017 (#1) provided to Borrower(s) on 11/XX/2017 after Initial Closing Disclosure dated 7/XX/2017. Revised Loan Estimate is not signed by Borrower.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated 11/XX/2017 (#1) provided to Borrower(s) on 11/XX/2017 after Initial Closing Disclosure dated 7/XX/2017. Revised Loan Estimate is not signed by Borrower.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated 11/XX/2017 (#2) provided to Borrower(s) on 11/XX/2017 after Initial Closing Disclosure dated 7/XX/2017. Revised Loan Estimate is not signed by Borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance for increased fee(s).  Final Closing Disclosure does not disclose a Lender cure credit sufficient to cure $XXX tolerance amount.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): The loan terms indicate maximum interest rate and payment amount can be reached in year 13, however page one indicates payment would not reach maximum until year 14. Cure is required. PCCD, LOE, reopening of rescission and proof of delivery. REVIEWER - GENERAL COMMENT (2023/XX/30): The loan terms indicate maximum interest rate and payment amount can be reached in year 13, however page one indicates payment would not reach maximum until year 14. Cure is required. PCCD, LOE, reopening of rescission and proof of delivery.				-
38712605	XXX	XXX	XXX		XXX	$XXX	CA	9/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage amount not provided										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 08/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																																								Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent k-1 is missing Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Initial closing disclosure not signed by borrower					-
38688955	XXX	XXX	XXX		XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017 [3] Application / Processing - Missing Document: HOA Questionnaire not provided	This is a condo property and we do not have evidence whether this Condo is warrantable. We would need documents confirming the Condo is warrantable. Missing HOA questionnaire.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																								Federal Compliance - CHARM Booklet Disclosure Status: Missing disclosure. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Signed/dated Initial 1003.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
38653871	XXX	XXX	XXX		XXX	$XXX	CA	12/XX/2017	10/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017	Condo-PUD warranty document is missing for subject property.										2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)	Federal Compliance - ARM Disclosure Compliant Test: ARM Disclosure not signed by the borrower. Federal Compliance - CHARM Booklet Disclosure Status: Evidence the CHARM Booklet Disclosure was provided to the Borrower within three days of application is missing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issue date is 12/XX/2017 which is not within the 3 business days prior to closing.					-